Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issuer, Lessor, Borrower, or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
*	Notes Receivable from Participants	Interest rates ranging from 3.25% to 9.25% Various maturity dates through January 15, 2031	—	$42,816,747
	Total Assets (Held at End of Year)			$42,816,747

* Denotes a party-in-interest to the Plan as defined by ERISA